UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)

The Frontier Economic Fund
AKAF (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the The Frontier Economic Fund for the period of June 25, 2025 to February 28, 2026. You can find additional information about the Fund at https://thealaskaetf.com/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
The Frontier Economic Fund	$16	0.20%
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Frontier Economic Fund (the “Fund”) seeks to track the total return performance, before fees and expenses, of The Alaska Last Frontier Net Total Return Index (the “Index”). The Index is a rules-based strategy index comprised of U.S. and non-U.S. listed equity securities of companies and master limited partnerships that have exposure to the State of Alaska through their engagement in “Alaskan Business Activities,” as determined by the Index methodology.
Performance during the fiscal period reflected a favorable combination of sector specific tailwinds and company level outcomes, resulting in strong absolute and relative returns for the Fund. Significant positive contributions from precious metals-related holdings such as Kinross Gold Corporation, Hecla Mining Company, and Barrick Mining Corporation were influenced by higher gold and silver prices, increased investor interest in hard asset exposure, and company specific developments, which supported gains despite relatively modest average weightings. These strengths more than offset weaker performance in select energy exploration, consumer, and transportation related holdings, where results were influenced by project specific risks, shifts in demand conditions, and equity market reassessments. Declines in holdings such as Pantheon Resources Plc, DoorDash, Inc., and Uber Technologies, Inc. reflected these more idiosyncratic factors rather than broad market trends. Overall, the period was characterized by pronounced dispersion across sectors and issuers, with the Fund’s positive performance driven primarily by security specific contributions within a supportive thematic backdrop.

Top Contributors
↑	Kinross Gold Corporation
↑	Hecla Mining Company
↑	Barrick Mining Corporation

Top Detractors
↓	Pantheon Resources PLC
↓	DoorDash, Inc. - Class A
↓	Uber Technologies, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
The Frontier Economic Fund	PAGE 1	TSR-AR-268961703

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

Since Inception (06/25/2025)
The Frontier Economic Fund NAV	34.72
S&P Composite 1500 TR	14.25
The Alaska Last Frontier Total Return Index	35.21
Visit https://thealaskaetf.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$2,976,100
Number of Holdings	147
Net Advisory Fee	$3,152
Portfolio Turnover	29%
30-Day SEC Yield	1.18%
30-Day SEC Yield Unsubsidized	1.18%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Sectors	(% of Net Assets)
Industrials	34.8%
Consumer Discretionary	18.2%
Energy	15.6%
Materials	13.9%
Consumer Staples	5.0%
Information Technology	4.1%
Health Care	2.8%
Communication Services	2.7%
Financials	2.4%
Cash & Other	0.5%

Top 10 Issuers	(% of Net Assets)
DoorDash, Inc.	2.2%
Uber Technologies, Inc.	2.1%
ConocoPhillips	2.1%
Exxon Mobil Corp.	2.1%
United Parcel Service, Inc.	2.0%
FedEx Corp.	2.0%
SLB Ltd.	2.0%
Royal Caribbean Cruises Ltd.	2.0%
Coeur Mining, Inc.	1.5%
Hecla Mining Co.	1.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://thealaskaetf.com/.

ALPS Distributors, Inc. is the distributor of the Fund. ALPS is not affiliated with Vident Asset Management.
The Frontier Economic Fund	PAGE 2	TSR-AR-268961703

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Vident Asset Management documents not be householded, please contact Vident Asset Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Vident Asset Management or your financial intermediary.
The Frontier Economic Fund	PAGE 3	TSR-AR-268961703

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant currently does not have an audit committee financial expert (ACFE) serving on its audit committee due to the recent death of the Trustee who had most recently served as the registrant’s ACFE. The Board is developing a plan to address the ACFE role.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/2026	FYE 2/28/2025
(a) Audit Fees	$ 16,000	N/A
(b) Audit-Related Fees	$ 0	N/A
(c) Tax Fees	$ 3,500	N/A
(d) All Other Fees	$ 0	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/28/2026	FYE 2/28/2025
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 2/28/2026	FYE 2/28/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Janet D. Olsen, and Michael A. Castino.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

The Frontier Economic Fund
Annual Financial Statements and Additional Information
February 28, 2026

THE FRONTIER ECONOMIC FUND
SCHEDULE OF INVESTMENTS
February 28, 2026

	Shares	Value
COMMON STOCKS - 99.5%
Communication Services - 2.7%
Alphabet, Inc. - Class A	65	$20,264
GCI Liberty, Inc. - Class C(a)	171	6,729
Globalstar, Inc.(a)	107	6,663
Iridium Communications, Inc.	280	6,706
Verizon Communications, Inc.	403	20,206
Walt Disney Co.	189	20,042
		80,610
Consumer Discretionary - 18.2%
Airbnb, Inc. - Class A(a)	107	14,457
Amazon.com, Inc.(a)	96	20,160
AutoZone, Inc.(a)	3	11,267
Best Buy Co., Inc.	213	13,200
Buckle, Inc.	124	6,640
Canada Goose Holdings, Inc.(a)	538	6,627
Carnival Corp.	1,269	40,037
Choice Hotels International, Inc.	61	6,426
Darden Restaurants, Inc.	63	13,472
Domino’s Pizza, Inc.	32	12,880
DoorDash, Inc. - Class A(a)	365	64,412
Ford Motor Co.	942	13,273
GameStop Corp. - Class A(a)	282	6,776
General Motors Co.	246	19,363
H&R Block, Inc.	223	6,828
Harley-Davidson, Inc.	343	6,174
Hilton Worldwide Holdings, Inc.	65	20,266
Home Depot, Inc.	53	20,178
Lithia Motors, Inc.	23	6,430
Lowe’s Cos., Inc.	72	19,049
Lululemon Athletica, Inc.(a)	74	13,703
Marriott International, Inc. - Class A	59	20,162
McDonald’s Corp.	61	20,805
Norwegian Cruise Line Holdings Ltd.(a)	837	20,749
O’Reilly Automotive, Inc.(a)	212	19,903
Pursuit Attractions and Hospitality, Inc.(a)	183	6,361
Royal Caribbean Cruises Ltd.	190	59,082
Starbucks Corp.	208	20,388
Ulta Beauty, Inc.(a)	20	13,696
Yamaha Motor Co. Ltd.	900	7,165
Yum! Brands, Inc.	81	13,621
		543,550
Consumer Staples - 5.0%
Albertsons Cos., Inc. - Class A	359	6,426
Coca-Cola Co.	249	20,308
Constellation Brands, Inc. - Class A	84	13,260
Costco Wholesale Corp.	21	21,227
Kroger Co.	192	13,102
North West Co., Inc.	164	6,732
PepsiCo, Inc.	119	20,199
Sysco Corp.	149	13,583
Target Corp.	116	13,200
Walmart, Inc.	159	20,344
		148,381

	Shares	Value
Energy - 15.6%
APA Corp.	701	$21,289
Baker Hughes Co.	620	40,461
ConocoPhillips	544	61,722
Core Laboratories, Inc.	1,142	20,088
Expro Group Holdings NV(a)	1,131	20,200
Exxon Mobil Corp.	404	61,610
Halliburton Co.	1,121	40,356
Nabors Industries Ltd.(a)	259	20,233
Pantheon Resources PLC(a)	178,401	17,893
Repsol SA	1,825	40,973
Santos Ltd.	8,348	40,217
SLB Ltd.	1,160	59,554
Weatherford International PLC	187	19,721
		464,317
Financials - 2.4%
Ameriprise Financial, Inc.	28	13,163
KeyCorp	637	13,212
Marsh & McLennan Cos., Inc.	112	20,915
Northrim BanCorp, Inc.	273	6,413
Wells Fargo & Co.	238	19,385
		73,088
Health Care - 2.8%
CVS Health Corp.	271	21,653
HCA Healthcare, Inc.	39	20,658
Labcorp Holdings, Inc.	47	13,589
McKesson Corp.	21	20,735
Universal Health Services, Inc. - Class B	30	6,183
		82,818
Industrials - 34.8%(b)
AECOM	140	13,717
Air Canada(a)	1,362	20,602
Alaska Air Group, Inc.(a)	381	19,660
American Airlines Group, Inc.(a)	1,525	19,932
ANA Holdings, Inc.	1,000	21,797
ArcBest Corp.	200	20,532
Boeing Company(a)	86	19,567
Booz Allen Hamilton Holding Corp.	176	13,874
Bridger Aerospace Group Holdings, Inc.(a)	1,145	2,782
Builders FirstSource, Inc.(a)	121	12,619
Cathay Pacific Airways Ltd.	11,000	19,772
Delta Air Lines, Inc.	580	38,106
DSV AS	159	41,094
Emerson Electric Co.	133	20,050
Fastenal Co.	293	13,490
FedEx Corp.	156	60,372
Ferguson Enterprises, Inc.	52	13,559
General Dynamics Corp.	58	20,709
GE Aerospace	59	20,193
Hertz Global Holdings, Inc.(a)	1,502	6,819
Honeywell International, Inc.	83	20,218
Jacobs Solutions, Inc.	99	13,648
Kawasaki Kisen Kaisha Ltd.	1,300	20,925
Kirby Corp.(a)	153	19,859

The accompanying notes are an integral part of these financial statements.

1

THE FRONTIER ECONOMIC FUND
SCHEDULE OF INVESTMENTS
February 28, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
L3Harris Technologies, Inc.	38	$13,852
Leidos Holdings, Inc.	77	13,483
Lockheed Martin Corp.	31	20,400
MasTec, Inc.(a)	46	13,709
Matson, Inc.	121	20,102
Nippon Yusen KK	1,200	41,267
Northrop Grumman Corp.	28	20,283
Quanta Services, Inc.	35	19,708
Republic Services, Inc.	61	13,969
Ryder System, Inc.	89	19,719
SkyWest, Inc.(a)	187	19,463
Stantec, Inc.	76	7,038
Tetra Tech, Inc.	203	7,275
TFI International, Inc.	173	20,672
Trane Technologies PLC	44	20,342
Uber Technologies, Inc.(a)	842	63,504
U-Haul Holding Co.(a)	131	6,636
United Airlines Holdings, Inc.(a)	357	37,949
United Parcel Service, Inc. - Class B	522	60,531
United Rentals, Inc.	15	12,600
Waste Connections, Inc.	80	13,769
Worley Ltd.	720	5,819
WSP Global, Inc.	84	14,232
WW Grainger, Inc.	12	13,737
XPO, Inc.(a)	197	41,463
		1,035,418
Information Technology - 4.1%
Apple, Inc.	74	19,549
Cisco Systems, Inc.	257	20,421
International Business Machines Corp.	88	21,138
Microsoft Corp.	51	20,030
Motorola Solutions, Inc.	29	13,986
Oracle Corp.	137	19,920
Viasat, Inc.(a)	140	6,409
		121,453
Materials - 13.9%
Coeur Mining, Inc.(a)	1,619	43,956
Contango Silver & Gold, Inc.(a)	691	20,778
Felix Gold Ltd.(a)	14,525	3,623
Freegold Ventures Ltd.(a)	4,397	5,320
GoldMining, Inc.(a)	11,727	20,053
Graphite One, Inc.(a)	1,903	1,856
Hecla Mining Co.	1,698	42,297
Kinross Gold Corp.	1,112	41,109
Knife River Corp.(a)	76	6,762
Major Drilling Group International, Inc.(a)	698	9,325
Northern Dynasty Minerals Ltd.(a)	13,190	20,444
Northern Star Resources Ltd.	1,911	41,238
Nova Minerals Ltd.(a)	9,448	5,690
Novagold Resources, Inc.(a)	1,718	22,884
Sherwin-Williams Co.	55	19,942

	Shares	Value
Silver47 Exploration Corp.(a)	7,791	$5,484
South32, Ltd.	12,605	41,322
Teck Resources Ltd. - Class B	671	39,515
Trilogy Metals, Inc.(a)	4,577	20,276
Vizsla Copper Corp.(a)	668	867
		412,741
TOTAL COMMON STOCKS (Cost $2,558,194)		2,962,376
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.60%(c)	8,032	8,032
TOTAL MONEY MARKET FUNDS (Cost $8,032)		8,032
TOTAL INVESTMENTS - 99.8% (Cost $2,566,226)		$2,970,408
Other Assets in Excess of Liabilities - 0.2%		5,692
TOTAL NET ASSETS - 100.0%		$2,976,100

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

2

THE FRONTIER ECONOMIC FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2026

ASSETS:
Investments, at value	$ 2,970,408
Receivable for investments sold	954,842
Receivable for fund shares sold	660,486
Dividends receivable	4,768
Dividend tax reclaims receivable	186
Total assets	4,590,690
LIABILITIES:
Payable for investments purchased	952,650
Payable for capital shares redeemed	661,496
Payable to Adviser	444
Total liabilities	1,614,590
NET ASSETS	$ 2,976,100
Net Assets Consists of:
Paid-in capital	$2,587,447
Total distributable earnings	388,653
Total net assets	$ 2,976,100
Net assets	$ 2,976,100
Shares issued and outstanding(a)	90,000
Net asset value per share	$33.07
Cost:
Investments, at cost	$ 2,566,226

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

THE FRONTIER ECONOMIC FUND(a)
STATEMENT OF OPERATIONS
For the Period Ended February 28, 2026

INVESTMENT INCOME:
Dividend income	$27,876
Less: dividend withholding taxes	(786)
Total investment income	27,090
EXPENSES:
Investment advisory fee	3,152
Total expenses	3,152
Net investment income	23,938
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(117)
In-kind redemptions	271,752
Foreign currency transactions	(61)
Net realized gain (loss)	271,574
Net change in unrealized appreciation (depreciation) on:
Investments	404,182
Foreign currency translation	(13)
Net change in unrealized appreciation (depreciation)	404,169
Net realized and unrealized gain (loss)	675,743
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 699,681

(a)	Inception date of the Fund was June 25, 2025.
The accompanying notes are an integral part of these financial statements.

4

THE FRONTIER ECONOMIC FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended February 28, 2026(a)
OPERATIONS:
Net investment income (loss)	$23,938
Net realized gain (loss)	271,574
Net change in unrealized appreciation (depreciation)	404,169
Net increase (decrease) in net assets from operations	699,681
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(59,051)
Total distributions to shareholders	(59,051)
CAPITAL TRANSACTIONS:
Shares sold	3,275,116
Shares redeemed	(939,833)
ETF transaction fees (See Note 6)	187
Net increase (decrease) in net assets from capital transactions	2,335,470
Net increase (decrease) in net assets	2,976,100
NET ASSETS:
Beginning of the period	—
End of the period	$ 2,976,100
SHARES TRANSACTIONS
Shares sold	120,000
Shares redeemed	(30,000)
Total increase (decrease) in shares outstanding	90,000

(a)	Inception date of the Fund was June 25, 2025.
The accompanying notes are an integral part of these financial statements.

5

THE FRONTIER ECONOMIC FUND
FINANCIAL HIGHLIGHTS

Period Ended February 28, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.10
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.30
Net realized and unrealized gain (loss) on investments(c)	8.33
Total from investment operations	8.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.66)
Total distributions	(0.66)
ETF transaction fees per share (See Note 6)	0.00(d)
Net asset value, end of period	$33.07
Total return(e)	34.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,976
Ratio of expenses to average net assets(f)	0.20%
Ratio of net investment income (loss) to average net assets(f)	1.52%
Portfolio turnover rate(e)(g)	29%

(a)	Inception date of the Fund was June 25, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

THE FRONTIER ECONOMIC FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2026
NOTE 1 – ORGANIZATION
The Frontier Economic Fund (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of The Alaska Last Frontier Index, (the “Index”). The Fund commenced operations on June 25, 2025.
The end of the reporting period for the Fund is February 28, 2026. The current fiscal period is the period from June 25, 2025 (Fund inception date) through February 28, 2026.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and Nasdaq Capital Market® Exchange (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

7

THE FRONTIER ECONOMIC FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,962,376	$—	$—	$2,962,376
Money Market Funds	8,032	—	—	8,032
Total Investments	$2,970,408	$—	$—	$2,970,408

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Cash and Cash Equivalents. Cash and cash equivalents include cash and overnight investments in interest bearing demand deposits with a financial institution. Amounts swept overnight are available on the next business day.

C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign securities, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance

8

THE FRONTIER ECONOMIC FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
E.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

F.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

H.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

I.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal period ended February 28, 2026 the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(251,977)	$251,977

K.
Segment Reporting. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser’s Enterprise Risk Committee, who collectively serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

L.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Vident Advisory, LLC, doing business as Vident Asset Management, (the “Adviser”), serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the

9

THE FRONTIER ECONOMIC FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). For services provided to the Fund, the Fund pays the Adviser a unified management fee, calculated daily and paid monthly, at an annual rate of 0.20% based on the Fund’s average daily net assets.
U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
ALPS Distributors, Inc. (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $1,028,990 and $669,605, respectively.
During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were
$2,698,438 and $770,942, respectively.
NOTE 5 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated losses) and cost basis of investments for federal income tax purposes as of February 28, 2026, were as follows:

Tax cost of investments	$2,600,155
Gross tax unrealized appreciation	$492,113
Gross tax unrealized depreciation	(121,873)
Net tax unrealized appreciation/(depreciation)	370,240
Undistributed ordinary income	18,413
Undistributed long-term capital gain	—
Other accumulated gain/(loss)	—
Distributable earnings/(accumulated losses)	$388,653

The difference between book and tax-basis cost is attributable to wash sales and passive foreign investment companies.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended February 28, 2026, the Fund did not elect to defer any post-October capital losses or any late-year ordinary losses.
As of February 28, 2026, the Fund had no capital loss carryforwards.

10

THE FRONTIER ECONOMIC FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
The tax character of distributions paid by the Fund during the current fiscal period was $59,051 of ordinary income.
NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the New York Stock Exchange (“NYSE”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.
Creation Units of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which have no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation and redemption transaction fee for the Fund is $500 payable to the Custodian. The fixed transaction fee may be waived on transaction orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transaction fees. Variable fees received by the Fund, if any, are displayed in the Capital Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
NOTE 7 – PRINCIPAL RISKS
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the reporting period, Iconiq Capital, LLC, owned greater than 25% of the outstanding shares of the Fund.

11

THE FRONTIER ECONOMIC FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of The Frontier Economic Fund and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Frontier Economic Fund (the “Fund”), a series of ETF Series Solutions, as of February 28, 2026, the related statement of operations, the statement of changes in net assets and the financial highlights for the period from June 25, 2025 (commencement of operations) to February 28, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations, the changes in net assets, and the financial highlights for the period from June 25, 2025 to February 28, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more of Vident Asset Management’s investment companies since 2013.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
April 28, 2026

12

THE FRONTIER ECONOMIC FUND
FEDERAL TAX INFORMATION (Unaudited)
QUALIFIED DIVIDEND INCOME
For the fiscal period ended February 28, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 34.65%.
DIVIDENDS RECEIVED DEDUCTION
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2026, was 25.27%.
SHORT TERM CAPITAL GAIN
For the fiscal period ended February 28, 2026, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

13

THE FRONTIER ECONOMIC FUND
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

14

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5/6/2026

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	5/6/2026

* Print the name and title of each signing officer under his or her signature.